Share capital - Additional Information (Details)			1 Months Ended	12 Months Ended
	Jan. 25, 2023	Jan. 04, 2023 $ / shares shares	Jan. 31, 2023	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Mar. 31, 2022 $ / shares shares
Share capital
Number of shares authorized				555,000,000	555,000,000	93,922,712	555,000,000
Stock split ratio	0.04		0.04	0.04	0.04	0.04
Authorised shares par value | $ / shares				$ 0.0001			$ 0.0001
Class A Ordinary Shares
Share capital
Number of shares authorized				500,000,000	500,000,000		500,000,000
Authorised shares par value | $ / shares					$ 0.0001		$ 0.0001
Ordinary Shares
Share capital
Number of shares authorized							500,000,000
Authorised shares par value | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Ordinary Shares | Stock split
Share capital
Number of shares authorized		20,000,000
Stock split ratio		25
Authorised shares par value | $ / shares		$ 0.0025
Preferred shares
Share capital
Number of shares authorized				55,000,000	55,000,000		55,000,000
Authorised shares par value | $ / shares							$ 0.0001
Preferred shares | Stock split
Share capital
Number of shares authorized		55,000,000